Personnel expenses - Employee Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Employee Costs [Line Items]
Wages, salaries incl. other pension costs	$ 277.2	$ 244.3	$ 244.6
Social security costs	47.3	38.5	38.4
Total	$ 324.5	$ 282.8	$ 283.0